ACQUISITIONS (Detail Textuals)	Jan. 10, 2019 CAD ($)	Jan. 10, 2019 USD ($)
Emerald Health Bioceuticals Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%	51.00%
Equity interests of acquirer		$ 5,000,000
Emerald Health Natural [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership For Product Line	49.00%
GAB Innovations Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash	$ 340,000
Cash Consideration Transferred	$ 200,000